Document and Entity Information	Jun. 19, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 19, 2020
Entity Registrant Name	CARRIER GLOBAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39220
Entity Tax Identification Number	83-4051582
Entity Address, Address Line One	13995 Pasteur Boulevard
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33418
City Area Code	561
Local Phone Number	365-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001783180
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	CARR
Security Exchange Name	NYSE